Shareholders' Equity (Details 2) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014
Changes in accumulated other comprehensive income (loss), net of tax, by component
Balance	$ 41,078	$ 83,126	$ 132,530
Other comprehensive income (loss) before reclassifications	(1,203)	(43,447)	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)	197	393	(30,398)
Net current-period other comprehensive income (loss)	(1,006)	(43,054)	(49,404)
Balance	40,072	40,072	83,126
Unrealized Appreciation (Depreciation) on Available-for-sale Securities
Changes in accumulated other comprehensive income (loss), net of tax, by component
Balance	55,174	97,418	144,161
Other comprehensive income (loss) before reclassifications	(1,203)	(43,447)	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)			(27,737)
Net current-period other comprehensive income (loss)	(1,203)	(43,447)	(46,743)
Balance	53,971	53,971	97,418
Defined Benefit Pension Plan
Changes in accumulated other comprehensive income (loss), net of tax, by component
Balance	(14,096)	(14,292)	(11,631)
Amounts reclassified from accumulated other comprehensive income (loss)	197	393	(2,661)
Net current-period other comprehensive income (loss)	197	393	(2,661)
Balance	$ (13,899)	$ (13,899)	$ (14,292)